UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900

Signature, Place and Date of Signing:


/s/ John Hock                    Stamford, CT               February 14, 2008
-----------------------     --------------------------    ----------------------
   [Signature]                     [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
--------------------          ----

28-01190                      Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total: $1,720,520
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE
           COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COL 7       COLUMN 8
                                                                VALUE     SHS OR      SH/ PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT     PRN CALL   DISCRETN   MGRS    SOLE SHARED NONE
         --------------           --------------     -----     --------   -------     --- ----   --------   ----    ---- ------ ----
ADVOCAT INC                       COM              007586100     4,794      4,793,700 SH           SOLE     NONE    SOLE
AFLAC INC                         COM              001055102     1,904      1,903,952 SH           SOLE     NONE    SOLE
AKAMAI TECHNOLOGIES INC           COM              00971T101       191        190,646 SH           SOLE     NONE    SOLE
ALCATEL-LUCENT                    SPONSORED ADR    013904305    55,707     66,209,038 SH           SOLE     NONE    SOLE
ALTRIA GROUP INC                  COM              02209S103    84,766     99,069,165 SH           SOLE     NONE    SOLE
ALTUS PHARMACEUTICALS INC         COM              02216N105     1,382      1,381,506 SH           SOLE     NONE    SOLE
AMBAC FINL GROUP INC              COM              023139108    18,204     21,364,177 SH           SOLE     NONE    SOLE
AMERICAN EXPRESS CO               COM              025816109       827        827,118 SH           SOLE     NONE    SOLE
AMERICAN INTL GROUP INC           COM              026874107     1,072      1,072,195 SH           SOLE     NONE    SOLE
ANGIODYNAMICS INC                 COM              03475V101     3,522      3,522,400 SH           SOLE     NONE    SOLE
APACHE CORP                       COM              037411105    33,884     39,966,608 SH           SOLE     NONE    SOLE
ARENA PHARMACEUTICALS INC         COM              040047102     1,175      1,174,500 SH           SOLE     NONE    SOLE
BIOMARIN PHARMACEUTICAL INC       COM              09061G101    23,226     23,225,940 SH           SOLE     NONE    SOLE
BOSTON SCIENTIFIC CORP            COM              101137107    37,475     42,055,254 SH           SOLE     NONE    SOLE
BOSTON SCIENTIFIC CORP            COM              101137107       490        490,000 SH  CALL     SOLE     NONE    SOLE
BP PLC                            SPONSORED ADR    055622104   101,706    125,589,875 SH           SOLE     NONE    SOLE
BROCADE COMMUNICATIONS SYS I      COM NEW          111621306    17,562     20,309,910 SH           SOLE     NONE    SOLE
CAPITAL SR LIVING CORP            COM              140475104     2,186      2,185,593 SH           SOLE     NONE    SOLE
CITIGROUP INC                     COM              172967101     1,139      1,139,328 SH           SOLE     NONE    SOLE
COEUR D ALENE MINES CORP IDA      COM              192108108       195        194,587 SH           SOLE     NONE    SOLE
COLUMBIA SPORTSWEAR CO            COM              198516106        88         88,180 SH           SOLE     NONE    SOLE
COMCAST CORP NEW                  CL A             20030N101    51,077     59,566,824 SH           SOLE     NONE    SOLE
COOPER COS INC                    COM NEW          216648402    64,017     73,893,480 SH           SOLE     NONE    SOLE
COVIDIEN LTD                      COM              G2552X108    40,514     46,422,782 SH           SOLE     NONE    SOLE
EDP ENERGIAS PORTUG ADR           SPONSORED ADR    268353109    19,400     19,824,725 SH           SOLE     NONE    SOLE
EMAGEON INC                       COM              29076V109     3,209      3,209,089 SH           SOLE     NONE    SOLE
EOG RES INC                       COM              26875P101    24,449     28,986,078 SH           SOLE     NONE    SOLE
EV3 INC                           COM              26928A200     1,462      1,461,650 SH           SOLE     NONE    SOLE
EVEREST RE GROUP LTD              COM              G3223R108    40,344     47,014,564 SH           SOLE     NONE    SOLE
FIFTH THIRD BANCORP               COM              316773100     1,044      1,043,900 SH           SOLE     NONE    SOLE
FLEXTRONICS INTL LTD              ORD              Y2573F102    26,498     30,917,034 SH           SOLE     NONE    SOLE
GENERAL ELECTRIC CO               COM              369604103    43,271     50,629,422 SH           SOLE     NONE    SOLE
GLOBAL INDS LTD                   COM              379336100        96         96,090 SH           SOLE     NONE    SOLE
HEALTHSOUTH CORP                  COM NEW          421924309    55,496     61,859,434 SH           SOLE     NONE    SOLE
HOSPIRA INC                       COM              441060100     5,117      5,116,800 SH           SOLE     NONE    SOLE
IAC INTERACTIVECORP               COM NEW          44919P300    24,900     29,019,311 SH           SOLE     NONE    SOLE
IDENIX PHARMACEUTICALS INC        COM              45166R204     1,080      1,080,000 SH           SOLE     NONE    SOLE
IMCLONE 20 CALL OPTION JAN 2009   CALL             45245W909     1,428      1,428,000 SH           SOLE     NONE    SOLE
IMCLONE SYS INC                   COM              45245W109    38,295     43,263,384 SH           SOLE     NONE    SOLE
INTEL CORP                        COM              458140100       110        110,106 SH           SOLE     NONE    SOLE
INVESTORS BANCORP INC             COM              46146P102       735        735,280 SH           SOLE     NONE    SOLE
JP MORGAN CHASE & CO              COM              46625H100    25,174     29,437,807 SH           SOLE     NONE    SOLE
KOOKMIN BK ADR                    SPONSORED ADR    50049M109    53,899     67,898,126 SH           SOLE     NONE    SOLE
KRAFT FOODS INC                   CL A             50075N104    32,486     38,091,570 SH           SOLE     NONE    SOLE
LEGG MASON INC                    COM              524901105     1,305      1,304,996 SH           SOLE     NONE    SOLE
LIBERTY MEDIA HLDG CORP           CAP COM SER A    53071M302    68,073     80,056,617 SH           SOLE     NONE    SOLE
MARVELL TECHNOLOGY GROUP LTD      ORD              G5876H105       213        213,475 SH           SOLE     NONE    SOLE
MASSEY ENERGY CO                  COM              576206106    22,527     26,800,560 SH           SOLE     NONE    SOLE
MEDAREX INC                       COM              583916101     1,535      1,534,866 SH           SOLE     NONE    SOLE
MICROSOFT CORP                    COM              594918104    56,933     66,761,286 SH           SOLE     NONE    SOLE
MOLSON COORS BREWING CO           CL B             60871R209    42,031     49,395,173 SH           SOLE     NONE    SOLE
NITROMED INC                      COM              654798503     2,129      2,129,028 SH           SOLE     NONE    SOLE
NOBLE ENERGY INC                  COM              655044105    23,757     27,866,101 SH           SOLE     NONE    SOLE
OFFICEMAX INC DEL                 COM              67622P101    14,315     16,747,477 SH           SOLE     NONE    SOLE
OMNICOM GROUP INC                 COM              681919106       328        327,957 SH           SOLE     NONE    SOLE
ORACLE CORP                       COM              68389X105    31,246     36,460,325 SH           SOLE     NONE    SOLE
PANACOS PHARMACEUTICALS INC       COM              69811Q106     1,159      1,158,568 SH           SOLE     NONE    SOLE
PDL BIOPHARMA INC                 COM              69329Y104       360        360,000 SH  CALL     SOLE     NONE    SOLE
POSCO                             SPONSORED ADR    693483109       585        585,095 SH           SOLE     NONE    SOLE
POZEN INC                         COM              73941U102     4,031      4,031,076 SH           SOLE     NONE    SOLE
PROCTER & GAMBLE CO               COM              742718109       575        574,879 SH           SOLE     NONE    SOLE
PROTECTIVE LIFE CORP              COM              743674103    35,897     42,126,370 SH           SOLE     NONE    SOLE
PSYCHIATRIC SOLUTIONS INC         COM              74439H108     5,850      5,850,000 SH           SOLE     NONE    SOLE
QLOGIC CORP                       COM              747277101    23,436     27,369,818 SH           SOLE     NONE    SOLE
QUALCOMM INC                      COM              747525103    33,953     39,577,942 SH           SOLE     NONE    SOLE
RADIATION THERAPY SVCS INC        COM              750323206     2,473      2,472,800 SH           SOLE     NONE    SOLE
RITE AID CORP                     COM              767754104     2,637      2,636,550 SH           SOLE     NONE    SOLE
SANOFI AVENTIS                    COM              80105N105        78         77,910 SH  CALL     SOLE     NONE    SOLE
SPRINT NEXTEL CORP                COM SER 1        852061100    53,619     62,377,479 SH           SOLE     NONE    SOLE
STILLWATER MNG CO                 COM              86074Q102    15,731     18,322,553 SH           SOLE     NONE    SOLE
COOPER COS INC                    COM              216648402     1,281      1,281,000 SH  CALL     SOLE     NONE    SOLE
TJX COS INC NEW                   COM              872540109       217        217,199 SH           SOLE     NONE    SOLE
TORCHMARK CORP                    COM              891027104    55,504     64,968,324 SH           SOLE     NONE    SOLE
TYCO ELECTRONICS LTD              COM NEW          G9144P105    15,357     18,200,099 SH           SOLE     NONE    SOLE
TYCO INTL LTD BERMUDA             SHS              G9143X208    19,780     22,821,392 SH           SOLE     NONE    SOLE
VODAFONE GROUP PLC NEW            SPONS ADR NEW    92857W209   160,416    194,196,558 SH           SOLE     NONE    SOLE
WACHOVIA CORP NEW                 COM              929903102       744        744,247 SH           SOLE     NONE    SOLE
WAL MART STORES INC               COM              931142103       612        612,186 SH           SOLE     NONE    SOLE
WYETH                             COM              983024100    74,470     86,034,380 SH           SOLE     NONE    SOLE
YAHOO INC                         COM              984332106        75         75,362 SH           SOLE     NONE    SOLE
ZYMOGENETICS INC                  COM              98985T109     1,692      1,692,150 SH           SOLE     NONE    SOLE

SK 03716 0008 846817